Revenue from collaboration agreements - Summary of Deferred revenue related to the collaboration agreements (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Current	€ 64,957		€ 50,402
Non-current	75,759		48,225
Total	€ 140,716	€ 42,000	€ 98,627